TAXES BASED ON INCOME - Net Operating Loss and Tax Carryforwards (Details) - USD ($) $ in Millions	Jan. 01, 2022	Jan. 02, 2021
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards of foreign subsidiaries	$ 508.0	$ 563.0
Tax credit carryforwards of domestic and foreign subsidiaries	34.6	$ 55.9
Net operating loss and credit carryforward
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards of foreign subsidiaries	507.9
Tax credit carryforwards of domestic and foreign subsidiaries	34.6
2022
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards of foreign subsidiaries	1.7
Tax credit carryforwards of domestic and foreign subsidiaries	0.4
2023
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards of foreign subsidiaries	3.8
Tax credit carryforwards of domestic and foreign subsidiaries	0.4
2024
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards of foreign subsidiaries	2.9
Tax credit carryforwards of domestic and foreign subsidiaries	0.2
2025
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards of foreign subsidiaries	3.2
Tax credit carryforwards of domestic and foreign subsidiaries	0.2
2026
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards of foreign subsidiaries	9.4
Tax credit carryforwards of domestic and foreign subsidiaries	1.0
2027 - 2041
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards of foreign subsidiaries	19.9
Tax credit carryforwards of domestic and foreign subsidiaries	28.2
Indefinite life/no expiry
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards of foreign subsidiaries	467.0
Tax credit carryforwards of domestic and foreign subsidiaries	4.2
State
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards of foreign subsidiaries	547.0
Operating loss carryforwards, valuation allowance	$ 479.0